UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21876

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  630-241-4141

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JULY 31, 2008 (UNAUDITED)

  SHARES                                DESCRIPTION                                    VALUE
---------   --------------------------------------------------------------------   ------------
PREFERRED SECURITIES - 153.8%
            CAPITAL MARKETS - 5.3%
   40,000   Lehman Brothers Holdings Inc., Series J, 7.95% (f) .................   $    631,200
   15,000   Merrill Lynch & Co Inc., Series Q, 8.625% ..........................        308,250
   39,400   Morgan Stanley, Series A, 4.00% (c) ................................        579,180
                                                                                   ------------
                                                                                      1,518,630
                                                                                   ------------
            COMMERCIAL BANKS - 47.0%
   40,000   ABN AMRO Capital Funding Trust VII, Series G, 6.08% ................        694,000
   39,000   Barclays Bank PLC, Series D, 8.125% ................................        932,100
   40,000   Credit Suisse Guernsey Ltd., 7.90% .................................        986,400
    6,000   Heartland Financial, 8.26% (b) (d) (e) .............................      1,500,000
   40,000   HSBC Holdings PLC, 8.125% ..........................................      1,026,800
   10,000   HSBC Holdings PLC, Series A, 6.20% .................................        206,000
    6,000   Irwin Financial Corporation, Series A, 8.61% (b) (c) (d) (e) .......      1,350,000
   40,000   National City Corp., 9.875% ........................................        768,000
1,000,000   PNC Financial Services Group, Inc., 8.25% ..........................        959,400
   20,000   Royal Bank of Scotland PLC, Series Q, 6.75% ........................        362,000
   29,000   Royal Bank of Scotland PLC, Series R, 6.13% ........................        483,430
   15,900   Royal Bank of Scotland PLC, Series T, 7.25% ........................        318,000
   30,000   Santander Finance Preferred SA Unipersonal, 6.80% ..................        609,300
    5,000   Santander Finance Preferred SA Unipersonal, Series 6, 4.00% (c) ....         73,750
   53,800   US Bancorp, Series D, 7.875% .......................................      1,386,964
  500,000   Wachovia Corp., 7.98% (c) ..........................................        385,153
   40,000   Wachovia Corp., Series J, 8.00% ....................................        767,200
   55,900   Zions Bancorporation, Series A, 4.00% (c) ..........................        668,005
                                                                                   ------------
                                                                                     13,476,502
                                                                                   ------------
            CONSUMER FINANCE - 1.5%
   10,000   SLM Corp., Series B, 3.48% (c) .....................................        440,000
                                                                                   ------------
            DIVERSIFIED FINANCIAL SERVICES - 6.9%
   40,000   Citigroup Inc., Series AA, 8.125% ..................................        822,000
   38,500   ING Groep NV, 6.125% ...............................................        703,395
  500,000   JPMorgan Chase & Co, Series 1, 7.90% (c) ...........................        463,868
                                                                                   ------------
                                                                                      1,989,263
                                                                                   ------------
            ELECTRIC UTILITIES - 19.2%
   40,000   Alabama Power Company, 5.63% .......................................        878,752
   49,400   Alabama Power Company, 6.45% .......................................      1,222,650
   80,000   PPL Electric Utilities Corp., 6.25% ................................      1,915,000
   20,000   San Diego Gas & Electric Company, 6.80% ............................        522,500
   10,000   Southern California Edison Company, 6.13% ..........................        980,000
                                                                                   ------------
                                                                                      5,518,902
                                                                                   ------------
            INSURANCE - 39.5%
   40,000   Allianz SE, 8.375% .................................................      1,000,400
   84,500   Aspen Insurance Holdings Ltd., 7.40% (c) ...........................      1,499,875
   72,500   Axis Capital Holdings Ltd., Series A, 7.25% ........................      1,551,500
   60,000   Endurance Specialty Holdings Ltd., Series A, 7.75% .................      1,230,000
    8,700   Genworth Financial Inc., 5.25% .....................................        430,379
   40,000   PartnerRe Ltd., Series C, 6.75% ....................................        813,600
   33,400   Prudential PLC, 6.50% ..............................................        666,330

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2008 (UNAUDITED)

  SHARES                                DESCRIPTION                                    VALUE
---------   --------------------------------------------------------------------   ------------
PREFERRED SECURITIES - (CONTINUED)
            INSURANCE - (CONTINUED)
   18,650   Prudential PLC, 6.75% ..............................................   $    391,650
   18,500   RenaissanceRe Holdings Ltd., Series B, 7.30% .......................        381,470
   50,000   RenaissanceRe Holdings Ltd., Series D, 6.60% .......................        950,000
    2,500   Zurich RegCaPS Funding Trust VI, 3.51% (c) (d) .....................      2,411,719
                                                                                   ------------
                                                                                     11,326,923
                                                                                   ------------
            OIL, GAS & CONSUMABLE FUELS - 18.9%
  120,000   Double Eagle Petroleum Corp., Series A, 9.25% ......................      2,905,200
  100,000   GMX Resources Inc., Series B, 9.25% ................................      2,525,000
                                                                                   ------------
                                                                                      5,430,200
                                                                                   ------------
            THRIFTS & MORTGAGE FINANCE - 7.0%
   20,000   Fannie Mae, Series O, 7.00% (c) (h) ................................        605,000
   77,000   Franklin Bank Corp., Series A, 7.50% ...............................        385,000
    3,500   FreddieMac, Series W, 5.66% (h) ....................................         43,750
  200,000   IndyMac Bank FSB, 8.50% (b) (d) (f) ................................         14,500
   36,100   Sovereign Bancorp, Inc., Series C, 7.30% ...........................        649,800
   40,000   Washington Mutual, Inc., 4.00% (c) .................................        304,000
                                                                                   ------------
                                                                                      2,002,050
                                                                                   ------------
            TRADING COMPANIES & DISTRIBUTORS - 8.5%
  250,400   Willis Lease Finance Corp., Series A, 9.00% ........................      2,423,872
                                                                                   ------------
            TOTAL PREFERRED SECURITIES
            (Cost $67,538,014) .................................................     44,126,342
                                                                                   ------------
CANADIAN INCOME TRUSTS - 12.7%
   40,000   Atlantic Power Corp., IPS ..........................................        324,234
   21,800   BFI Canada Income Fund .............................................        474,556
   25,000   Crescent Point Energy Trust ........................................        844,768
   41,149   Energy Savings Income Fund .........................................        538,097
   85,000   Teranet Income Fund ................................................        682,358
   90,000   Yellow Pages Income Fund ...........................................        793,691
                                                                                   ------------
            TOTAL CANADIAN INCOME TRUSTS
            (Cost $3,860,795) ..................................................      3,657,704
                                                                                   ------------
RIGHTS - 0.0%
            MULTI-UTILITIES - 0.0%
   60,900   Energy Savings Income Fund, Expiration 12/31/08 (b) (e) ............              0
                                                                                   ------------
            TOTAL RIGHTS
            (Cost $0) ..........................................................              0
                                                                                   ------------
            TOTAL INVESTMENTS - 166.5%
            (Cost $71,398,809) (g) .............................................     47,784,046
            NET OTHER ASSETS AND LIABILITIES - 3.2% ............................        916,121
            AUCTION PREFERRED SHARES, AT LIQUIDATION VALUE - (69.7)% ...........    (20,000,000)
                                                                                   ------------
            NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) - 100.0% ............   $ 28,700,167
                                                                                   ============

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2008 (UNAUDITED)

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2008.

(d) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. At July 31, 2008, the value of these securities amounted to $5,276,219 or 18.38% of net assets (See Note 1C in the Notes to Quarterly Portfolio of Investments).

(e) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

(f) This company filed for protection in federal bankruptcy court subsequent to the date of this report.

(g) Aggregate cost for federal income tax and financial reporting purposes. As of July 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $480,469, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,095,232.

(h) The U.S. Government took control over this company subsequent to the date of this report.

IPS  Income Participating Securities

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                            JULY 31, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust Tax-Advantaged Preferred Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) and the liquidation value of any outstanding Auction Preferred Shares, by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and asked prices. The Fund will value other debt securities not traded in an organized market on the basis of valuations provided by dealers or by an independent pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. Debt securities having a remaining maturity of less than sixty days when purchased are valued at amortized cost. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. As of July 31, 2008, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of comparable unrestricted securities.

                                                                                                               % OF
                                               ACQUISITION               VALUE       CARRYING                   NET
SECURITY                                           DATE       SHARES   PER SHARE       COST         VALUE     ASSETS
--------                                       -----------   -------   ---------   -----------   ----------   ------
Heartland Financial, 8.26%                       12/21/06      6,000    $250.00    $ 6,000,000   $1,500,000    5.23%
IndyMac Bank FSB, 8.50%                          05/22/07    200,000       0.07      5,000,000       14,500    0.05
Irwin Financial Corporation, Series A, 8.61%     12/22/06      6,000     225.00      5,940,000    1,350,000    4.70
Zurich RegCaPS Funding Trust VI, 3.51%           02/06/07      2,500     964.69      2,575,000    2,411,719    8.40
                                                             -------               -----------   ----------   -----
                                                             214,500               $19,515,000   $5,276,219   18.38%
                                                             =======               ===========   ==========   =====

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date       September 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date       September 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date       September 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.